ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable are primarily agent service fee receivables due from the customers, mainly real estate developers, and are recognized and carried at the amount billed to a customer, net of allowance for expected loss from doubtful accounts.

At June 30, 2022 and December 31, 2021, accounts receivable and allowance for doubtful accounts consisted of the following:

	June 30,	December 31,
	2022	2021
Accounts receivable	$1,409,025	$2,214,173
Allowance for doubtful accounts	(229,511)	(76,462)
Accounts receivable, net	$1,179,514	$2,137,711

The Group maintains an allowance for doubtful accounts, which required significant judgments by management. The Company establishes a provision for doubtful accounts receivable when there is objective evidence that the Company may not be able to collect the receivables when due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on customers’ credit, business, financial status, payment history, and ongoing relationship, management makes conclusions on whether any balances outstanding at the end of each reporting period will be deemed uncollectible on an individual basis and on an aging trend analysis basis. Accounts receivable balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Group reserves 5% of allowance for accounts receivable ages from 7 months to 12 months and reserves 20% of allowance for accounts receivable ages over 365 days. As of June 30, 2022, the Group reserved $229,511 of allowance for doubtful accounts. As of December 31, 2021, the Group reserved $76,462 of allowance for doubtful accounts. The increase of allowance in 2022 resulted from one client. The Group had taken legal action to collect balance of receivable from this customer.

Major Customers

For the six months ended June 30, 2022, the Group had one major customer (project), Ge Diao Ping Yuan. Revenue from this customer was approximately 82% of the Group’s total revenue. The accounts receivable from this customer (project) was $226,829 as of June 30, 2022.

For the six months ended June 30, 2021, the Group had three major customers (projects). Revenue from each of these customers was over 9% of the Group’s total revenue. Revenue from these top three customers represented approximately 69% of the Group’s total revenue, with 38%, 22%, and 9%, respectively, from Taida Shang Qing Cheng, Ge Diao Ping Yuan, and Ge Diao Liu Yuan. The accounts receivable from these three customers (projects) were $1,962,703, $481,591, and $220,227, respectively, as of June 30, 2021.